Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002003061
Document Type	F-1/A
Entity Registrant Name	Star Fashion Culture Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	13063138565
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This registration statement on Form F-1 (File No. 333-287377) (the “Registration Statement”) contains disclosure that will be circulated as two separate final prospectuses, as set forth below. ● Public offering prospectus. A prospectus (the “Public Offering Prospectus”) to be used for the public offering of up to 20,000,000 Class A ordinary shares of the Registrant (the “Class A Ordinary Shares”). ●Resale prospectus. A prospectus (the “Resale Prospectus”) to be used for the offer and potential resale by the selling shareholders identified in this registration statement (the “Selling Shareholders”) of up to 4,000,000 Class A Ordinary Shares. The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ●it contains different outside and inside front covers and back cover pages; ●it contains different “Offering” sections in the Prospectus Summary section; ●it contains different “Use of Proceeds” sections; ●it does not contain the Capitalization and Dilution sections included in the Public Offering Prospectus; ●a “Selling Shareholders” section is only included in the Resale Prospectus; ● it contains different “Plan of Distribution” sections; ●it does not contain the Legal Matters section and does not include a reference to counsel for the Placement Agent. The Registrant has included in this registration statement a set of alternate pages after the back-cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the Selling Shareholders.
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	13063138565